Net Income Per Common Share (Tables)	3 Months Ended
Aug. 29, 2015
Net Income Per Common Share [Abstract]
Computation Of Basic And Diluted Net Income Per Share Attributable To The Company

	13 Weeks Ended
	August 29, 2015	August 30, 2014
Net income attributable to
Cal-Maine Foods, Inc.	$143,023	$27,655

Basic weighted-average common shares	48,163	48,130
Effect of dilutive securities:
Restricted shares	335	245
Common stock options	-	24
Dilutive potential common shares	48,498	48,399

Net income per common share
attributable to Cal-Maine Foods, Inc.:
Basic	$2.97	$0.57
Diluted	$2.95	$0.57